Pension and Other Postretirement Employee Benefit Plans (Narrative) (FY) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Defined Benefit Plan Disclosure [Line Items]
Expense for all defined benefit and defined contributions pension plans	$ 52	$ 44	$ 42
Level 2
Defined Benefit Plan Disclosure [Line Items]
Defined benefit plan, plan assets, amount	$ 135	$ 124
Minimum
Defined Benefit Plan Disclosure [Line Items]
Long-term rate of return on asset assumptions	2.00%	1.30%
Maximum
Defined Benefit Plan Disclosure [Line Items]
Long-term rate of return on asset assumptions	3.30%	3.50%
Weighted average
Defined Benefit Plan Disclosure [Line Items]
Long-term rate of return on asset assumptions	3.10%	2.30%
Pension benefit plans
Defined Benefit Plan Disclosure [Line Items]
Medical trend rate - initial	5.90%	5.30%
Medical trend rate - ultimate	4.00%	4.00%
Unrecognized prior service credits, before tax	$ 8
Prior service credit, after tax	6
Unrecognized actuarial gains (losses), before tax	8
Unrecognized actuarial gains (losses), net of tax	$ 7
Long-term rate of return on asset assumptions	3.10%	2.30%
Defined benefit plan, plan assets, amount	$ 135	$ 124	$ 123
Expected employer contributions within the next year	$ 6